Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

American Honda Finance Corporation (the “Company”)
J.P. Morgan Securities LLC
BofA Securities, Inc.
SMBC Nikko Securities America, Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)

Re: Honda Auto Receivables 2025-2 Owner Trust – Data File and XML File Procedures

We have performed the procedures described below on the specified attributes in

(i)	an electronic data file entitled “2025-2 UWR01 B308 Feb2025 2-6B Reg ABII Short List 031825.txt,” provided by the Company on March 18, 2025, containing information on 116,964 motor vehicle retail installment sale contracts secured by new and used Honda and Acura automobiles and light-duty trucks (the “Receivables”) as of February 28, 2025 (the “Data File”), and

(ii)	an electronic data file entitled “HAROT 2025-2 B308 Honda_ex102_Feb2025_Initial 2-6bln.csv,” provided by the Company on March 27, 2025, containing information on the Receivables as of February 28, 2025 (the “XML File”),

which we were informed are intended to be included as collateral in the offering by Honda Auto Receivables 2025-2 Owner Trust. The Company is responsible for the specified attributes identified by the Company in the Data File and the XML File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File and the XML File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Initial Cutoff Date” means February 28, 2025.

•	The term “DealerTrack” means the third-party software system used by the Company for the vehicle registration and titling process.

•	The term “AHFC Systems” means the Company’s computer systems and includes the Company’s Customer Account Servicing System (“CASS”), and/or Auto Finance Servicing System (“AF”).

•	The term “Title Document” means a screenshot from DealerTrack or a scanned image of a document, which the Company represented to be a document issued by a state, county, or city body, a tax assessor, or Department of Motor Vehicle (“DMV”) that contains the following details:

–	The Company’s name in whole, part, or acceptable abbreviation appearing as the legal owner or lien holder; and,

–	The VIN, vehicle owner’s name, or account number.

•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology related to the Data File, as described in Exhibit B.

•	The term “XML File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology related to the XML File, as described in Exhibit C.

•	The term “Receivable File” means some or all of the following documents provided by the Company for each of the Selected Receivables (defined below): Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, screen shots from AHFC Systems and DealerTrack, Title Document, and/or Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the obligor.

•	The term “Provided Information” means the Initial Cutoff Date, Data File Instructions, XML File Instructions, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of Receivables from the Data File, utilizing a confidence level of 99.0%, an expected error rate of 2.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 287 Receivables (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A.

B.	For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Data File Instructions, as applicable, until agreed. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Data File Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File/Data File Instructions
First Payment Date	Installment Sale Contract
Receivable Number	Installment Sale Contract
Original Amount Financed	Installment Sale Contract
Number of Payments	Installment Sale Contract, “Contract Information” screen shot from AHFC Systems, and Data File Instructions
Scheduled Monthly Payment	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter
Annual Percentage Rate (“APR”)	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and Data File Instructions
New vs. Used	Installment Sale Contract, Title Application, “Contract Information” screen shot from AHFC Systems, and Data File Instructions
Collateral Type (Honda or Acura)	Installment Sale Contract
Loan Type (Simple Interest)	Installment Sale Contract and Data File Instructions
Origination Date	Installment Sale Contract, “Contract Information” screen shot from AHFC Systems, and Data File Instructions
Original Maturity Date	Installment Sale Contract and Data File Instructions
Model	Installment Sale Contract, “Collateral Information” screen shot from AHFC Systems, and Data File Instructions
Current Maturity Date	Installment Sale Contract, “Account Inquiry” screen shot from AHFC Systems, and Data File Instructions
Legal Owner or Lien Holder Name	Title Document and Data File Instructions

Based on the results of the procedures performed and the parameters included above, there is a 99.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 116,964 Receivables does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We found such information to be in agreement except as listed in Exhibit D.

C.	For each Selected Receivable, we observed the presence of the following in the Receivable File:

•	Credit Application

•	Truth-in-Lending Disclosure Statement (in Installment Sale Contract or Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter)

•	Signed Installment Sale Contract. We make no representation regarding the authenticity of the signature(s).

We found such information to be present.

D.	For each Selected Receivable, we compared or recomputed the specified attributes in the XML File listed below to or using the corresponding information included in the Receivable File, utilizing the XML File Instructions, as applicable, until agreed. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the XML File to the Receivable File for each of the attributes identified, utilizing the XML File Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File/XML File Instructions
Original Interest Rate Percentage	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and XML File Instructions
Next Interest Rate Percentage	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and XML File Instructions
Reporting Period Interest Rate Percentage	Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, Origenate Approval Form, and XML File Instructions
Origination Date	Installment Sale Contract and XML File Instructions
First Payment Date	Installment Sale Contract and XML File Instructions
Maturity Date	Installment Sale Contract and XML File Instructions
Original Loan Term	Installment Sale Contract and XML File Instructions
Grace Period Number	Installment Sale Contract and XML File Instructions
Subvented	“Accrual Group” screen shot from AHFC Systems and XML File Instructions
Current Delinquency Status	“Delinquency Summary” screen shot showing effective date March 1, 2025, “Payment History” screen shot from AHFC Systems, and XML File Instructions

Based on the results of the procedures performed and the parameters included above, there is a 99.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 116,964 Receivables does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We found such information to be in agreement except as listed in Exhibit E.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, XML File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

April 18, 2025

Exhibit A

The Selected Receivables

Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*	Selected Receivable Number	Receivable Number*
1	20252001	60	20252060	119	20252119	178	20252178	237	20252237
2	20252002	61	20252061	120	20252120	179	20252179	238	20252238
3	20252003	62	20252062	121	20252121	180	20252180	239	20252239
4	20252004	63	20252063	122	20252122	181	20252181	240	20252240
5	20252005	64	20252064	123	20252123	182	20252182	241	20252241
6	20252006	65	20252065	124	20252124	183	20252183	242	20252242
7	20252007	66	20252066	125	20252125	184	20252184	243	20252243
8	20252008	67	20252067	126	20252126	185	20252185	244	20252244
9	20252009	68	20252068	127	20252127	186	20252186	245	20252245
10	20252010	69	20252069	128	20252128	187	20252187	246	20252246
11	20252011	70	20252070	129	20252129	188	20252188	247	20252247
12	20252012	71	20252071	130	20252130	189	20252189	248	20252248
13	20252013	72	20252072	131	20252131	190	20252190	249	20252249
14	20252014	73	20252073	132	20252132	191	20252191	250	20252250
15	20252015	74	20252074	133	20252133	192	20252192	251	20252251
16	20252016	75	20252075	134	20252134	193	20252193	252	20252252
17	20252017	76	20252076	135	20252135	194	20252194	253	20252253
18	20252018	77	20252077	136	20252136	195	20252195	254	20252254
19	20252019	78	20252078	137	20252137	196	20252196	255	20252255
20	20252020	79	20252079	138	20252138	197	20252197	256	20252256
21	20252021	80	20252080	139	20252139	198	20252198	257	20252257
22	20252022	81	20252081	140	20252140	199	20252199	258	20252258
23	20252023	82	20252082	141	20252141	200	20252200	259	20252259
24	20252024	83	20252083	142	20252142	201	20252201	260	20252260
25	20252025	84	20252084	143	20252143	202	20252202	261	20252261
26	20252026	85	20252085	144	20252144	203	20252203	262	20252262
27	20252027	86	20252086	145	20252145	204	20252204	263	20252263
28	20252028	87	20252087	146	20252146	205	20252205	264	20252264
29	20252029	88	20252088	147	20252147	206	20252206	265	20252265
30	20252030	89	20252089	148	20252148	207	20252207	266	20252266
31	20252031	90	20252090	149	20252149	208	20252208	267	20252267
32	20252032	91	20252091	150	20252150	209	20252209	268	20252268
33	20252033	92	20252092	151	20252151	210	20252210	269	20252269
34	20252034	93	20252093	152	20252152	211	20252211	270	20252270
35	20252035	94	20252094	153	20252153	212	20252212	271	20252271
36	20252036	95	20252095	154	20252154	213	20252213	272	20252272
37	20252037	96	20252096	155	20252155	214	20252214	273	20252273
38	20252038	97	20252097	156	20252156	215	20252215	274	20252274
39	20252039	98	20252098	157	20252157	216	20252216	275	20252275
40	20252040	99	20252099	158	20252158	217	20252217	276	20252276
41	20252041	100	20252100	159	20252159	218	20252218	277	20252277
42	20252042	101	20252101	160	20252160	219	20252219	278	20252278
43	20252043	102	20252102	161	20252161	220	20252220	279	20252279
44	20252044	103	20252103	162	20252162	221	20252221	280	20252280
45	20252045	104	20252104	163	20252163	222	20252222	281	20252281
46	20252046	105	20252105	164	20252164	223	20252223	282	20252282
47	20252047	106	20252106	165	20252165	224	20252224	283	20252283
48	20252048	107	20252107	166	20252166	225	20252225	284	20252284
49	20252049	108	20252108	167	20252167	226	20252226	285	20252285
50	20252050	109	20252109	168	20252168	227	20252227	286	20252286
51	20252051	110	20252110	169	20252169	228	20252228	287	20252287
52	20252052	111	20252111	170	20252170	229	20252229
53	20252053	112	20252112	171	20252171	230	20252230
54	20252054	113	20252113	172	20252172	231	20252231
55	20252055	114	20252114	173	20252173	232	20252232
56	20252056	115	20252115	174	20252174	233	20252233
57	20252057	116	20252116	175	20252175	234	20252234
58	20252058	117	20252117	176	20252176	235	20252235
59	20252059	118	20252118	177	20252177	236	20252236

(*) The Company has assigned a unique eight digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B
Data File Instructions
Attribute	Data File Instructions
Number of Payments	In the event the Number of Payments did not agree to the number stated in the Installment Sale Contract, compare the Number of Payments to the number stated in the “Original Term” field on the “Contract Information” screen shot from AHFC Systems.
Annual Percentage Rate (“APR”)	In the event the APR did not agree to the percentage stated in the Installment Sale Contract, compare the APR to the percentage stated in the Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, or recompute the APR by subtracting the applicable percentage stated in the Rate Modifier section and adding the applicable percentage on the Max Rate Markup line from the percentage stated in the Program Rate line in the Origenate Approval Form. Compare the recomputed APR to the APR in the Data File.
New vs. Used	Consider an entry of “C” or “U” in the Data File to be a Used vehicle, and an entry of “N” in the Data File to be a New vehicle.
Loan Type (Simple Interest)	In the event Loan Type was not stated in the Installment Sale Contract, consider Simple Interest to be the only Loan Type available in AHFC Systems.
Origination Date	In the event the Installment Sale Contract was signed by the buyer and co-buyer on different dates, compare the Origination Date to the date stated in the “Contract Date” field on the “Contract Information” screen shot from AHFC Systems.
Original Maturity Date	In the event the Original Maturity Date was not stated in the Installment Sale Contract, recompute the Original Maturity Date by adding the Original Term per the Installment Sale Contract to the First Payment Date stated in the Installment Sale Contract. Compare the recomputed Original Maturity Date to the Original Maturity Date in the Data File.
Model	Consider the information to be in agreement if the Installment Sale Contract indicates a specific model of the general model stated in the Data File.
Current Maturity Date	In the event the Current Maturity Date did not agree to the date stated in the Installment Sale Contract (i.e., the Original Maturity Date) or the recomputed Original Maturity Date, compare the Current Maturity Date to the date stated in the screen shot from AHFC Systems as of the Initial Cutoff Date.
Legal Owner or Lien Holder Name	Consider variations due to spelling, abbreviation, truncation, punctuation of the full legal name as well as the addition of the P.O. Box city name to be acceptable.

Exhibit C
XML File Instructions
Attribute	XML File Instructions
Original Interest Rate Percentage, Next Interest Rate Percentage, and Reporting Period Interest Rate Percentage	In the event the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage did not agree to the percentage stated in the Installment Sale Contract, compare the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage to the percentage stated in the Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, or recompute the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage by subtracting the applicable percentage stated in the Rate Modifier section and adding the applicable percentage on the Max Rate Markup line from the percentage stated in the Program Rate line in the Origenate Approval Form. Compare the recomputed Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage to the Original Interest Rate Percentage, Next Interest Rate Percentage, and/or Reporting Period Interest Rate Percentage in the XML File.
Origination Date	Compare the month and year of the Origination Date in the XML File to the month and year of the Origination Date in the Receivable File.
First Payment Date	Compare the month and year of the First Payment Date in the XML File to the month and year of the First Payment Date in the Receivable File.
Maturity Date	Compare the month and year of the Maturity Date in the XML File to the month and year of the Current Maturity Date in the Receivable File.
Original Loan Term	Recompute the Original Loan Term as the difference in months between the “DATEMAT” and the “DATEORIG” fields in the Data File. Compare the recomputed Original Loan Term to the Original Loan Term in the XML File.
Grace Period Number	Recompute the Grace Period Number as the difference in months between the “DATEFPAY” and the “DATEORIG” fields in the Data File. Compare the recomputed Grace Period Number to the Grace Period Number in the XML File.
Subvented	Compare the “Original Unearned Amount” field in the “Accrual Group” screen shot from AHFC Systems to the value in the “subvented” field in the XML File. If the “Original Unearned Amount” field contained an amount greater than zero, consider the Selected Receivable as Subvented. If the “Original Unearned Amount” field was blank, consider the Selected Receivable as not Subvented.

Exhibit C (cont’d)
XML File Instructions

Attribute	XML File Instructions
Current Delinquency Status

In the event the “Total Days Past Due” field in the “Delinquency Summary” screen shot from AHFC Systems did not agree to the value in the “currentDelinquencyStatus” field in the XML File, recompute the Current Delinquency Status by subtracting the latest payment due date prior to the Initial Cutoff Date in the “Payment History” screen shot from AHFC Systems from the Initial Cutoff Date. Compare the recomputed Current Delinquency Status to the “Current Delinquency Status” field in the XML File.

In the event the recomputed Current Delinquency Status did not agree to the value in the “currentDelinquencyStatus” field in the XML File, assume that the difference is due to the timing of payment posting or payment reversal.

To determine the day a payment is posted, a cut-off time is established a few hours before the end of the day to allow for batch processing and reconciliation of payments in AHFC systems. When the cut-off time is reached, the Current Delinquency Status in AHFC Systems is advanced by one day (or two days on Monday to account for Sunday being a non-processing day) to reflect the Current Delinquency Status at the end of the day, and payments received after the cut-off time will have a posting date of the following day.

In the event the recomputed Current Delinquency Status did not agree to the value in the “currentDelinquencyStatus” field in the XML File, for purposes of comparing Current Delinquency Status, recompute the Current Delinquency Status by adding the number of days between the Initial Cutoff Date and the date the payment was posted in AHFC Systems to the Current Delinquency Status in AHFC Systems as of the immediately preceding day before the Initial Cutoff Date. Compare the recomputed Current Delinquency Status to the “Current Delinquency Status” field in the XML File.

In the event a payment was made prior to the Initial Cutoff Date and was subsequently reversed after the Initial Cutoff Date, observe the effective date of the payment reversal on the “Payment History” screen shot from AHFC Systems. Then, compare the “Total Days Past Due” field in the “Delinquency Summary” screen shot from AHFC Systems as of the effective date of the payment reversal to the “currentDelinquencyStatus” field in the XML File.

Exhibit D

Exceptions List (Data File)

Selected Receivable Number	Receivable Number	Attribute	Per Data File	Per Receivable File
10	20252010	Scheduled Monthly Payment	$531.74	$538.03
18	20252018	Scheduled Monthly Payment	$635.80	$648.04
21	20252021	Scheduled Monthly Payment	$617.57	$622.11
10	20252010	Annual Percentage Rate (“APR”)	2.99%	3.39%
18	20252018	Annual Percentage Rate (“APR”)	4.95%	5.60%
21	20252021	Annual Percentage Rate (“APR”)	5.39%	5.64%

Exhibit E

Exceptions List (XML File)

Selected Receivable Number	Receivable Number	Attribute	Per XML File	Per Receivable File
10	20252010	Original Interest Rate Percentage	2.99%	3.39%
18	20252018	Original Interest Rate Percentage	4.95%	5.60%
21	20252021	Original Interest Rate Percentage	5.39%	5.64%
10	20252010	Next Interest Rate Percentage	2.99%	3.39%
18	20252018	Next Interest Rate Percentage	4.95%	5.60%
21	20252021	Next Interest Rate Percentage	5.39%	5.64%
10	20252010	Reporting Period Interest Rate Percentage	2.99%	3.39%
18	20252018	Reporting Period Interest Rate Percentage	4.95%	5.60%
21	20252021	Reporting Period Interest Rate Percentage	5.39%	5.64%